Average Annual Total Returns{- Fidelity Advisor Freedom® 2035 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2035 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0552 Past 1 year	F0552 Past 5 years	F0552 Past 10 years
Total	7.08%	11.69%	10.34%	4.34%	9.52%	8.54%	5.28%	8.78%	7.92%	9.36%	11.94%	10.32%	11.73%	12.17%	10.33%	13.90%	13.31%	11.27%	14.04%		12.85%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	14.02%	13.23%	11.89%

[1]	(a)Since inception October 2, 2018.